CONCENTRATIONS (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013
CONCENTRATIONS [Line Items]
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash, Uninsured Amount	$ 13,600,000	$ 3,274,631